Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2025